Financial risk management - Credit loss allowances of financial assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Credit loss allowance recognised	₩ 60,301	₩ 38,346